Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
12.	Leases

Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company entered into a five-year lease agreement with China International Consumer Electronics Show and Exchange Center (CEEC) commencing on July 17, 2017 and expiring on July 17, 2022 and a three-year lease agreement with Shenzhen Yeller Investment & Development Co., Ltd commencing on April 1, 2021 and expiring on March 31, 2024. As of June 30, 2021, the Company has $277,516 of right-of-use assets, $248,942 in current operating lease liabilities and $181,375 in non-current operating lease liabilities as of June 30, 2021.

Significant assumptions and judgments made as part of the adoption of this lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2021	As of December 31, 2020
	(Audited)	(Audited)
	$	$
Within 1 year	259,195	183,990
After 1 year but within 5 years	188,729	-
Total lease payments	447,924	183,990

Less: imputed interest	(17,607)	(6,349)
Total lease obligations	430,317	177,641
Less: current obligations	248,942	(177,641)
Long-term lease obligations	181,375	-

13.	Leases

Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company entered into a five-year lease agreement with China International Consumer Electronics Show and Exchange Center (CEEC) commencing on July 17, 2017 and expiring on July 17, 2022. As of December 31, 2020, the Company has $Nil of right-of-use assets, $177,641 in current operating lease liabilities and $Nil in non-current operating lease liabilities as of December 31, 2020.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of December 31, 2020	As of December 31, 2019
	(Audited)	(Audited)
	$	$
Within 1 year	183,990	113,291
After 1 year but within 5 years	-	171,630
Total lease payments	183,990	284,921

Less: imputed interest	(6,349)	(16,318)
Total lease obligations	177,641	268,603
Less: current obligations	(177,641)	(102,159)
Long-term lease obligations	-	166,444